Stock Options - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock in exchange for services	$ 312,351	$ 86,733
Award vesting period	36 months